SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

7.    SHARE CAPITAL

The Company is authorized to issue an unlimited number of common shares without par value.

Common share transactions:

Year ended December 31, 2021

a) On September 13, 2021, the Company closed the first tranche of a non-brokered private placement (the "Private Placement") for gross proceeds of $1,566. The Company issued 26,105,833 units (each, a "Unit") of the Company at a price of $0.06 per Unit.

Each Unit is comprised of one common share (a "Common Share") and one non-transferable common share purchase warrant (a "Warrant"). Each Warrant entitles the holder thereof to purchase one additional Common Share of the Company at a price of $0.10 per Common Share for a period of three years from the date of closing. The Warrants contain a forced exercise provision if the daily volume weighted average trading price of the Common Shares of the Company on the TSXV is equal to or greater than $0.30 for a period of ten consecutive trading days.

In connection with the completion of the first tranche of the Private Placement, the Company paid a total of $23 and issued 382,900 finder's warrants as finder's fees. The finder's warrants will be exercisable at $0.10 per share for a period of 3 years from the date of closing.

b) On September 27, 2021, the Company closed the second tranche of a non-brokered private placement for gross proceeds of $772. The Company issued 12,863,669 Units of the Company at a price of $0.06 per Unit.

In connection with the completion of the second tranche of the Private Placement, the Company paid a total of $17 and issued 289,240 finder's warrants as finder's fees. The finder's warrants will be exercisable at $0.10 per share for a period of 3 years from the date of closing.

Each Unit is comprised of one Common Share and one Warrant. Each Warrant entitles the holder thereof to purchase one additional Common Share of the Company at a price of $0.10 per Common Share for a period of three years from the date of closing. The Warrants contain a forced exercise provision if the daily volume weighted average trading price of the Common Shares of the Company on the TSXV is equal to or greater than $0.30 for a period of ten consecutive trading days.

Related parties acquired 1,566,668 Units in both the first and second tranches.

c) On October 21, 2021, the Company closed the third and final tranche of its oversubscribed Private Placement. The Company issued 29,832,834 Units at a price of $0.06 (CAD$0.075) per Unit for gross proceeds of $1,790 (CAD$2,237). Combined with the first and second tranches, the Company raised an aggregate of $4,128 (CAD$5,160) in the Private Placement.

Each Unit is comprised of one Common Share and Warrant. Each Warrant entitles the holder thereof to purchase one additional Common Share of the Company at an exercise price of $0.10 per Common Share for a period of three years from the date of closing. The Warrants contain a forced exercise provision if the daily volume weighted average trading price of the Common Shares of the Company on the TSXV is equal to or greater than $0.30 for a period of ten consecutive trading days.

In connection with the completion of the third tranche of the Private Placement, the Company paid a total of $110 and issued an aggregate of 1,839,798 finder's warrants as finder's fees. The finder's warrants are exercisable at a price of $0.10 per share for a period of 3 years from the date of closing.

The securities issued pursuant to the third tranche of the Private Placement were subject to a four-month hold period expiring on February 22, 2022.

d) On October 14, 2021, the Company agreed to settle outstanding debt of $27 (CAD$33) with Manex Resource Group Inc. ("Manex") a former related party by issuing 403,665 common shares of the Company at a market price of CAD$0.0825 per share. The amount of indebtedness represents an outstanding account for services provided to the Company. The transaction was approved by the TSXV.

e) During the year ended December 31, 2021, the Company issued 5,885,000 common shares in connection with options and warrants exercised for proceeds of $323.

Year ended December 31, 2020

a) During the year ended December 31, 2020, the Company issued 500,000 common shares in connection with options exercised for gross proceeds of $35.

b) In July and August 2020, CAD$100 notes were converted into units at CAD$0.10, comprising 1,000,000 common share and 1,000,000 warrants. On August 28, 2020, the Company repaid the remaining CAD$400 and the related accrued interest of CAD$99 in cash.

The share capital for the CAD$100 conversion was valued as $94 using the Company's closing share price on the conversion dates.

Interest and accretion expense for the convertible notes at December 31, 2020 was $72.

The conversion feature was a derivative liability based on the fact the conversion into units could result in a variable number of shares to be issued.